BUSINESS COMBINATION (Details 2) - Metalgrafica Lguacu S. A [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase price considered	R$ 133,363
Fair value of the assets and liabilities acquired	121,948
Goodwill for future profitability expected	R$ 11,415